Other Financial Assets and Liabilities - Summary of Derivative Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets, Total	₩ 99,453	₩ 7,684
Less: Assets, non-current	(67,889)	(2,111)
Assets, Current	31,564	5,573
Liabilities, Total	18,126	127,929
Less: Liabilities, non-current	(242)	(126,408)
Liabilities, Current	17,884	1,521
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, Total	77	1,078
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total	99,453	7,684
Liabilities, Total	18,049	126,189
Currency forwards [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total		0
Liabilities, Total	₩ 0	₩ 662